Related Party Transactions (Details Narrative) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015	Dec. 31, 2015	Dec. 31, 2014
Officer compensation	$ 403,006	$ 425,226	$ 2,126,243	$ 1,889,136
Consulting fees	145,587	176,964	1,013,690	871,228
Director fees	8,500
Matthew Banks [Member]
Director fees	8,500	5,000
R & H Nominees Pty Ltd [Member]
Director fees	8,500	5,000
Harold Hansen [Member]
Director fees	5,500
Accrued fees	3,000
Clem Tacca [Member]
Consulting fees	0	70,164	318,857	321,951
Frank Wilkie [Member]
Consulting fees	250	78,500	419,204	150,473
Related Parties [Member]
Consulting fees	25,000	78,500
Accrued fees		53,500
Chief Executive Officer [Member]
Officer compensation	250,000	250,000	1,300,000	1,300,000
Preferred dividends cash	29,917
Chief Executive Officer [Member] | Harold Hansen [Member]
Director fees				0
Chief Operating Officer [Member]
Officer compensation	53,077	58,846	250,000	220,000
Director [Member]
Director fees	5,500
Accrued fees	3,000
Director [Member] | Gilmour & Company Pty Ltd [Member]
Consulting fees	$ 0	$ 5,000	27,500	29,538
Director [Member] | Matthew Banks [Member]
Consulting fees			20,000
Director fees			27,500	$ 0
Director [Member] | Harold Hansen [Member]
Director fees			$ 27,500